UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one):     [ ]is a restatement.
                                        [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Karen T. Buckley
Title:        Chief Financial Officer - Principal
Phone:        (302) 573-3570

Signature, Place, and Date of Signing:

/s/ Karen T. Buckley          Wilmington, Delaware           May 9, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

    Form 13F File Number      Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:      147

Form 13F Information Table Value Total:      $3,551,489
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No. Form 13F File Number           Name

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   Column 1                   Column 2  Column 3    Column 4    Column 5    Column 6    Column 7                   Column 8
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                                                               SHRS OR
                                                               SH/PUT/
                              TITLE OF                VALUE    PRN AMT     INVESTMENT   OTHER
        NAME OF ISSUER          CLASS       CUSIP   (x$1000)   PRN CALL    DISCRETION  MANAGERS               VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SOLE         SHARED         NONE
------------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.               Com   02209S103    $9,061     394,800       Sole               394,800
------------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.               Com   02209S103    $5,972     261,600       Sole                                         261,600
------------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                 Com   023135106   $26,032     365,100       Sole               365,100
------------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                 Com   023135106   $12,927     181,300       Sole                                         181,300
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR             ADR   02364W105   $23,024     361,500       Sole               361,500
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR             ADR   02364W105   $11,082     174,000       Sole                                         174,000
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                     Com   037411105   $44,377     367,300       Sole               367,300
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                     Com   037411105   $24,768     205,000       Sole                                         205,000
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.             Com   037833100   $41,342     288,100       Sole               288,100
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.             Com   037833100   $22,874     159,400       Sole                                         159,400
------------------------------------------------------------------------------------------------------------------------------------
Avon Products Inc.               Com   054303102   $28,532     721,600       Sole               721,600
------------------------------------------------------------------------------------------------------------------------------------
Avon Products Inc.               Com   054303102   $14,333     362,500       Sole                                         362,500
------------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM                        Com   056752108   $12,898      53,825       Sole                53,825
------------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM                        Com   056752108    $6,662      27,800       Sole                                          27,800
------------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira      Com   059602201   $17,708     777,800       Sole               777,800
SA ADR
------------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira      Com   059602201   $14,903     654,600       Sole                                         654,600
SA ADR
------------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co            Com   075887109   $31,567     367,700       Sole               367,700
------------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co            Com   075887109   $15,341     178,700       Sole                                         178,700
------------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Adr               ADR   105530109    $9,822     143,200       Sole               143,200
------------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Adr               ADR   105530109    $4,547      66,300       Sole                                          66,300
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                Com   149123101   $58,303     744,700       Sole               744,700
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                Com   149123101   $31,621     403,900       Sole                                         403,900
------------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional - ADR   ADR   20440W105   $19,003     528,000       Sole               528,000
------------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional - ADR   ADR   20440W105    $8,746     243,000       Sole                                         243,000
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR      ADR   204412209   $14,040     405,300       Sole               405,300
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR      ADR   204412209   $14,424     416,400       Sole                                         416,400
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                    Com   17275R102   $41,488   1,722,200       Sole             1,722,200
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                    Com   17275R102   $22,890     950,200       Sole                                         950,200
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company                Com   191216100   $75,865   1,238,600       Sole             1,238,600
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company                Com   191216100   $40,811     667,000       Sole                                         667,000
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                Com   194162103   $28,554     366,500       Sole               366,500
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                Com   194162103   $16,860     216,400       Sole                                         216,400
------------------------------------------------------------------------------------------------------------------------------------
Compania de Minas                ADR   204448104   $28,174     411,300       Sole               411,300
Buenaventura ADR
------------------------------------------------------------------------------------------------------------------------------------
Compania de Minas                ADR   204448104   $13,864     202,400       Sole                                         202,400
Buenaventura ADR
------------------------------------------------------------------------------------------------------------------------------------
Consol Energy                    Com   20854P109   $46,904     677,900       Sole               677,900
------------------------------------------------------------------------------------------------------------------------------------
Consol Energy                    Com   20854P109   $25,794     372,800       Sole                                         372,800
------------------------------------------------------------------------------------------------------------------------------------
Credicorp Limited                Com   G2519Y108   $11,249     156,800       Sole               156,800
------------------------------------------------------------------------------------------------------------------------------------
Credicorp Limited                Com   G2519Y108    $5,424      75,600       Sole                                          75,600
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp                         Com   126408103   $20,763     370,300       Sole               370,300
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp                         Com   126408103   $11,500     205,100       Sole                                         205,100
------------------------------------------------------------------------------------------------------------------------------------
Ctrip.com International - ADR    ADR   22943F100    $9,300     175,400       Sole               175,400
------------------------------------------------------------------------------------------------------------------------------------
Ctrip.com International - ADR    ADR   22943F100    $4,544      85,700       Sole                                          85,700
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                      Com   244199105   $59,672     739,520       Sole               739,520
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                      Com   244199105   $33,860     419,900       Sole                                         419,900
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corporation         Com   25179M103   $25,749     246,800       Sole               246,800
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corporation         Com   25179M103   $13,062     125,200       Sole                                         125,200
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Company         Com   291011104   $23,399     454,700       Sole               454,700
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Company         Com   291011104   $12,428     241,500       Sole                                         241,500
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation               Com   30161N101   $25,576     314,700       Sole               314,700
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation               Com   30161N101   $13,718     168,800       Sole                                         168,800
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                Com   30231G102   $25,408     300,400       Sole               300,400
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                Com   30231G102   $14,785     174,800       Sole                                         174,800
------------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                      Com   343412102   $30,069     213,000       Sole               213,000
------------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                      Com   343412102   $14,102      99,900       Sole                                          99,900
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR     ADR   344419106   $10,495     251,200       Sole               251,200
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR     ADR   344419106    $5,097     122,000       Sole                                         122,000
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold   Com   35671D857   $15,871     164,950       Sole               164,950
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold   Com   35671D857    $8,660      90,000       Sole                                          90,000
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                 Com   369550108   $30,559     366,550       Sole               366,550
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                 Com   369550108   $15,839     189,980       Sole                                         189,980
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                    Com   372917104   $49,845     668,700       Sole               668,700
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                    Com   372917104   $26,268     352,400       Sole                                         352,400
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Gerdau SA ADR                    ADR   373737105   $13,090     428,200       Sole               428,200
------------------------------------------------------------------------------------------------------------------------------------
Gerdau SA ADR                    ADR   373737105    $5,943     194,400       Sole                                         194,400
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.            Com   375558103   $78,000   1,513,690       Sole             1,513,690
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.            Com   375558103   $39,510     766,740       Sole                                         766,740
------------------------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                   Com   380956409    $8,990     232,000       Sole               232,000
------------------------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                   Com   380956409   $38,467     992,700       Sole                                         992,700
------------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                     Com   38259P508   $19,130      43,430       Sole                43,430
------------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                     Com   38259P508   $11,049      25,085       Sole                                          25,085
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                  Com   428236103   $31,355     685,500       Sole               685,500
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                  Com   428236103   $16,580     362,600       Sole                                         362,600
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                   ADR   45104G104   $46,725   1,223,500       Sole             1,223,500
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                   ADR   45104G104   $29,750     779,000       Sole                                         779,000
------------------------------------------------------------------------------------------------------------------------------------
International Business           Com   459200101   $53,874     467,900       Sole               467,900
Machines
------------------------------------------------------------------------------------------------------------------------------------
International Business           Com   459200101   $28,555     248,000       Sole                                         248,000
Machines
------------------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.   Com   469814107   $23,394     317,900       Sole               317,900
------------------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.   Com   469814107   $12,790     173,800       Sole                                         173,800
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings      Com   502424104   $23,333     213,400       Sole               213,400
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings      Com   502424104   $12,344     112,900       Sole                                         112,900
------------------------------------------------------------------------------------------------------------------------------------
Mechel OAO ADR                   ADR   583840103   $17,728     155,800       Sole               155,800
------------------------------------------------------------------------------------------------------------------------------------
Mechel OAO ADR                   ADR   583840103    $8,364      73,500       Sole                                          73,500
------------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.     Com   58405U102   $22,872     522,300       Sole               522,300
------------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.     Com   58405U102   $12,401     283,200       Sole                                         283,200
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR           ADR   607409109   $39,002     514,200       Sole               514,200
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR           ADR   607409109   $30,507     402,200       Sole                                         402,200
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                 Com   61166W101   $91,291     818,750       Sole               818,750
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                 Com   61166W101   $50,019     448,600       Sole                                         448,600
------------------------------------------------------------------------------------------------------------------------------------
Mosaic Co.                       Com   61945A107   $72,230     704,000       Sole               704,000
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Mosaic Co.                       Com   61945A107   $39,152     381,600       Sole                                         381,600
------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corporation       Com   651639106   $25,187     556,000       Sole               556,000
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Newmont Mining Corporation       Com   651639106   $19,927     439,900       Sole                                         439,900
------------------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc.               Com   62913F201    $6,826     214,800       Sole               214,800
------------------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc.               Com   62913F201    $3,372     106,100       Sole                                         106,100
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B               Com   654106103   $28,467     417,220       Sole               417,220
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B               Com   654106103   $15,030     220,400       Sole                                         220,400
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust                   Com   665859104   $23,946     358,800       Sole               358,800
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust                   Com   665859104   $12,608     189,000       Sole                                         189,000
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

------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation                Com   670346105   $38,635     566,000       Sole               566,000
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation                Com   670346105   $18,926     277,500       Sole                                         277,500
------------------------------------------------------------------------------------------------------------------------------------
Perdigao SA - ADR                ADR   71361V303       $23         500       Sole                   500
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR          ADR   71654V408   $34,576     336,700       Sole               336,700
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR          ADR   71654V408   $19,559     190,700       Sole                                         190,700
------------------------------------------------------------------------------------------------------------------------------------
Ptsh Crp of Ssktchwn Inc         Com   73755L107    $9,204      59,300       Sole                59,300
------------------------------------------------------------------------------------------------------------------------------------
Ptsh Crp of Ssktchwn Inc         Com   73755L107   $41,332     266,300       Sole                                         266,300
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                   Com   747525103   $24,141     588,800       Sole               588,800
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                   Com   747525103   $12,530     305,600       Sole                                         305,600
------------------------------------------------------------------------------------------------------------------------------------
Quimica Y Minera Chil - SP       ADR   833635105   $12,976     555,000       Sole               555,000
ADR ADR
------------------------------------------------------------------------------------------------------------------------------------
Quimica Y Minera Chil - SP       ADR   833635105    $6,172     264,000       Sole                                         264,000
ADR ADR
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR           Com   760975102   $22,497     200,450       Sole               200,450
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR           Com   760975102   $44,185     393,700       Sole                                         393,700
------------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc.             Com   79466L302   $41,771     721,800       Sole               721,800
------------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc.             Com   79466L302   $22,789     393,800       Sole                                         393,800
------------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corporation      Com   84265V105    $8,597      82,800       Sole                82,800
------------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corporation      Com   84265V105    $4,215      40,600       Sole                                          40,600
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Staples Inc.                     Com   855030102   $22,139     986,600       Sole               986,600
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Staples Inc.                     Com   855030102   $12,219     545,700       Sole                                         545,700
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State Street Corp                Com   857477103   $57,347     723,800       Sole               723,800
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State Street Corp                Com   857477103   $30,432     384,300       Sole                                         384,300
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Taiwan Semiconductor ADR         ADR   874039100    $5,052     491,900       Sole               491,900
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor ADR         ADR   874039100    $2,445     238,100       Sole                                         238,100
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR     ADR   881624209    $9,996     216,400       Sole               216,400
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR     ADR   881624209    $5,090     110,200       Sole                                         110,200
------------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.   Com   883556102   $30,074     529,100       Sole               529,100
------------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.   Com   883556102   $15,608     274,600       Sole                                         274,600
------------------------------------------------------------------------------------------------------------------------------------
TJX Cos Inc                      Com   872540109   $29,465     891,000       Sole               891,000
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TJX Cos Inc                      Com   872540109   $15,844     479,100       Sole                                         479,100
------------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp.            Com   903914109   $26,141     337,300       Sole               337,300
------------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp.            Com   903914109    $4,650      60,000       Sole                                          60,000
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp               Com   907818108   $20,926     166,900       Sole               166,900
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp               Com   907818108    $9,266      73,900       Sole                                          73,900
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.        Com   912909108   $41,379     326,150       Sole               326,150
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.        Com   912909108   $19,525     153,900       Sole                                         153,900
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

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
Urban Outfitters, Inc.           Com   917047102   $15,926     508,000       Sole               508,000
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Urban Outfitters, Inc.           Com   917047102    $7,320     233,500       Sole                                         233,500
------------------------------------------------------------------------------------------------------------------------------------
US Bancorp                       Com   902973304   $23,166     706,600       Sole               706,600
------------------------------------------------------------------------------------------------------------------------------------
US Bancorp                       Com   902973304   $12,466     381,000       Sole                                         381,000
------------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR        ADR   68370R109    $7,078     236,800       Sole               236,800
------------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR        ADR   68370R109    $3,049     102,000       Sole                                         102,000
------------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores, Inc.            Com   931142103   $81,297   1,537,900       Sole             1,537,900
------------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores, Inc.            Com   931142103   $45,961     869,700       Sole                                         869,700
------------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.   Com   G95089101   $49,649     685,100       Sole               685,100
------------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.   Com   G95089101   $33,554     463,000       Sole                                         463,000
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                 Com   98385X106   $75,746   1,222,100       Sole             1,222,100
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                 Com   98385X106   $41,949     677,000       Sole                                         677,000
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Yum! Brands, Inc.                Com   988498101   $26,400     709,500       Sole               709,500
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Yum! Brands, Inc.                Com   988498101   $14,039     377,300       Sole                                         377,300
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